Document and Entity Information	May 03, 2024
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	May 03, 2024
Entity File Number	001-33807
Entity Registrant Name	ECHOSTAR CORPORATION
Entity Tax Identification Number	26-1232727
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	9601 South Meridian Boulevard
Entity Address State Or Province	CO
Entity Address, City or Town	Englewood
Entity Address, Postal Zip Code	80112
City Area Code	303
Local Phone Number	723-1000
Title of 12(b) Security	Class A common stock, $0.001 par value
Trading Symbol	SATS
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001415404